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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                   	   Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Cullen Value Fund
          Schedule of Investments  3/31/2009 (unaudited)


Shares                                                              Value

          COMMON STOCKS - 90.2 %
          Energy - 4.8 %
          Integrated Oil & Gas - 1.0 %
1,935,000 Gazprom SA  (A.D.R.) *                                $28,734,750
          Oil & Gas Drilling - 1.9 %
2,081,650 ENSCO International, Inc. (b)                         $54,955,560
          Oil & Gas Exploration & Production - 1.9 %
1,266,650 Devon Energy Corp.                                    $56,606,589
          Total Energy                                          $140,296,899
          Materials - 2.2 %
          Construction Materials - 0.5 %
2,155,889 Cemex SA (A.D.R.) * (b)                               $13,474,306
          Diversified Metals & Mining - 1.2 %
4,090,983 Anglo American Plc (b)                                $34,896,085
          Forest Products - 0.5 %
508,800   Weyerhaeuser Co.                                      $14,027,616
          Total Materials                                       $62,398,007
          Capital Goods - 13.3 %
          Aerospace & Defense - 5.8 %
2,197,300 Raytheon Co.                                          $85,562,862
1,916,900 United Technologies Corp. (b)                          82,388,362
                                                                $167,951,224
          Heavy Electrical Equipment - 1.1 %
2,313,200 ABB Ltd. *                                            $32,246,008
          Industrial Conglomerates - 3.1 %
1,794,850 3M Co. (b)                                            $89,239,942
          Industrial Machinery - 3.3 %
2,507,350 ITT Corp. (b)                                         $96,457,755
          Total Capital Goods                                   $385,894,929
          Transportation - 3.1 %
          Air Freight & Couriers - 1.3 %
847,700   FedEx Corp. (b)                                       $37,714,173
          Railroads - 1.8 %
952,950   Canadian National Railway Co. (b)                     $33,782,078
603,850   Canadian Pacific Railway Ltd. (b)                      17,892,076
                                                                $51,674,154
          Total Transportation                                  $89,388,327
          Automobiles & Components - 1.6 %
          Auto Parts & Equipment - 1.6 %
2,340,700 BorgWarner, Inc. (b)                                  $47,516,210
          Total Automobiles & Components                        $47,516,210
          Media - 2.8 %
          Movies & Entertainment - 2.8 %
4,458,450 The Walt Disney Co. (b)                               $80,965,452
          Total Media                                           $80,965,452
          Retailing - 1.4 %
          Home Improvement Retail - 1.4 %
1,763,250 Home Depot, Inc. (b)                                  $41,542,170
          Total Retailing                                       $41,542,170
          Food Beverage & Tobacco - 16.5 %
          Agricultural Products - 2.9 %
797,500   Archer Daniels Midland Co.                            $22,154,550
1,088,200 Bunge Ltd. (b)                                         61,646,530
                                                                $83,801,080
          Distillers & Vintners - 1.6 %
1,049,000 Diageo Plc (A.D.R.)                                   $46,942,750
          Packaged Foods & Meats - 12.0 %
1,868,500 General Mills, Inc.                                   $93,200,780
4,050,600 Kraft Foods, Inc.                                      90,287,874
2,373,500 Nestle SA (Sponsored A.D.R.)                           80,252,782
4,232,550 Unilever N.V.                                          82,957,980
                                                                $346,699,416
          Total Food Beverage & Tobacco                         $477,443,246
          Household & Personal Products - 3.1 %
          Household Products - 3.1 %
1,968,600 Kimberly-Clark Corp. (b)                              $90,772,146
          Total Household & Personal Products                   $90,772,146
          Health Care Equipment & Services - 2.2 %
          Health Care Equipment - 2.2 %
1,953,050 Covidien Ltd.                                         $64,919,382
          Total Health Care Equipment & Services                $64,919,382
          Pharmaceuticals & Biotechnology - 14.6 %
          Pharmaceuticals - 14.6 %
1,558,500 Astrazeneca Plc (Sponsored A.D.R.) (b)                $55,248,825
4,917,200 Bristol-Myers Squibb Co. (b)                           107,785,024
2,606,200 Eli Lilly & Co.                                        87,073,142
2,299,700 GlaxoSmithKline                                        71,451,679
1,911,600 Johnson & Johnson                                      100,550,160
                                                                $422,108,830
          Total Pharmaceuticals & Biotechnology                 $422,108,830
          Diversified Financials - 3.8 %
          Diversified Finance Services - 3.8 %
3,930,000 Bank of America Corp.                                 $26,802,600
3,107,050 J.P. Morgan Chase & Co.                                82,585,389
                                                                $109,387,989
          Total Diversified Financials                          $109,387,989
          Insurance - 3.5 %
          Property & Casualty Insurance - 3.5 %
2,401,800 Chubb Corp.                                           $101,644,176
          Total Insurance                                       $101,644,176
          Software & Services - 4.0 %
          Systems Software - 4.0 %
6,439,000 Oracle Corp. *                                        $116,352,730
          Total Software & Services                             $116,352,730
          Technology Hardware & Equipment - 5.1 %
          Communications Equipment - 1.6 %
3,962,250 Nokia Corp. (A.D.R.) (b)                              $46,239,458
          Computer Hardware - 2.8 %
2,568,000 Hewlett-Packard Co.                                   $82,330,080
          Technology Distributors - 0.7 %
1,013,800 Arrow Electronics, Inc. *                             $19,323,025
          Total Technology Hardware & Equipment                 $147,892,563
          Telecommunication Services - 8.0 %
          Integrated Telecommunication Services - 6.1 %
3,364,000 AT&T Corp.                                            $84,772,800
3,056,300 Verizon Communications, Inc.                           92,300,260
                                                                $177,073,060
          Wireless Telecommunication Services - 1.9 %
3,199,500 Vodafone Group Plc (A.D.R.) *                         $55,735,290
          Total Telecommunication Services                      $232,808,350
          TOTAL COMMON STOCKS
          (Cost  $3,643,574,935)                              $2,611,331,406

          TEMPORARY CASH INVESTMENTS - 8.7 %
          Repurchase Agreement - 8.7 %
50,385,000Bank of America, 0.19%, dated 3/31/09, repurchase price of $50,385,000 plus accrued interest on 4/1/09 collateralized by the following:

          $19,774,187 Freddie Mac Giant, 5.0%, 7/1/35
          $31,618,513 Government National Mortgage Association, $50,385,000

25,385,000Barclays Plc, 0.24%, dated 3/31/09, repurchase price o
          $25,385,000 plus accrued interest on 4/1/09 collateralized by the following:

         $12,047,156 Federal National Mortgage Association, 6.0-7.0%, 7/1/37-8/1/37
          $1,796,794 Federal Home Loan Mortgage Corp., 6.505%, 7/1/36 $6,341,004 Freddie Mac Giant, 5.5%, 7/1/37
          $5,707,747 Federal National Mortgage Association (ARM),25,385,000

25,000,000Barclays Plc, 0.24%, dated 3/31/09, repurchase price o
          $25,000,000 plus accrued interest on 4/1/09 collateralized by the following:

         $11,864,444 Federal National Mortgage Association, 6.0-7.0%, 7/1/37-8/1/37
          $1,769,543 Federal Home Loan Mortgage Corp., 6.505%, 7/1/36 $6,244,833 Freddie Mac Giant, 5.5%, 7/1/37
          $5,621,180 Federal National Mortgage Association (ARM),25,000,000

50,385,000BNP Paribas Securities Corp., 0.15%, dated 3/31/09, re of $50,385,000 plus accrued interest on 4/1/09 collateralized by the following:

         $45,950,918 Federal National Mortgage Association, 5.0-6.0%, 5/1/23-3/1/39
          $5,441,783 Freddie Mac Giant, 4.5%, 3/1/19             50,385,000

25,000,000Deutsche Bank, 0.25%, dated 3/31/09, repurchase price of $25,000,000 plus accrued interest on 4/1/09 collateralized by the following:

             $4,731,439 Freddie Mac Giant, 5.5-7.0%, 11/1/35-7/1/38
            $1,817,543 Federal Home Loan Mortgage Corp., 5.842-6.729%, 5/1/36-
9/1/36
             $1,634,029 Federal National Mortgage Association (ARM), 5.685-6.259%, 6/1/36-4/1/37
             $13,857,025 Federal National Mortgage Association, 5.5-7.5%, 2/1/27-12/1/38
             $3,459,964 Government National Mortgage Association,25,000,000

25,385,000Deutsche Bank, 0.25%, dated 3/31/09, repurchase price of $25,385,000 plus accrued interest on 4/1/09 collateralized by the following:

             $4,804,303 Freddie Mac Giant, 5.5-7.0%, 11/1/35-7/1/38
            $1,845,533 Federal Home Loan Mortgage Corp., 5.842-6.729%, 5/1/36-
9/1/36
             $1,659,193 Federal National Mortgage Association (ARM), 5.685-6.259%, 6/1/36-4/1/37
             $14,070,423 Federal National Mortgage Association, 5.5-7.5%, 2/1/27-12/1/38
             $3,513,247 Government National Mortgage Association,25,385,000

50,385,000JPMorgan, 0.25%, dated 3/31/09, repurchase price of
          $50,385,000 plus accrued interest on 4/1/09 collateralized by $51,187,182 Federal National Mortgage Association,
          5.0%, 3/1/38-4/1/38                                    50,385,000

                                                                $251,925,000
          Total Repurchase Agreement
          (Cost  $251,925,000)                                  $251,925,000
Principal
Amount                                                              Value
          Securities Lending Collateral  - 6.4% (c)
          Certificates of Deposit:
4,534,178 Abbey National Plc, 1.58%, 8/13/09                    $4,534,178
4,534,009 Bank of Nova Scotia, 1.58%, 5/5/09                     4,534,009
7,251,026 Bank of Scotland NY, 1.45%, 6/5/09                     7,251,026
8,161,521 Barclays Bank, 1.13%, 5/27/09                          8,161,521
8,161,521 DnB NOR Bank ASA NY, 1.5%, 6/5/09                      8,161,521
8,306,615 Intesa SanPaolo S.p.A., 1.03%, 5/22/09                 8,306,615
525,906   Nordea NY, 0.52%, 4/9/09                                525,906
6,801,267 Royal Bank of Canada NY, 1.44%, 8/7/09                 6,801,267
8,161,521 Svenska Bank NY, 1.73%, 7/8/09                         8,161,521
9,068,357 CBA, 1.31%, 7/16/09                                    9,068,357
9,068,357 Societe Generale, 1.75%, 9/4/09                        9,068,357
9,068,357 U.S. Bank NA, 1.35%, 8/24/09                           9,068,357
                                                                $83,642,635
          Commercial Paper:
9,068,357 Monumental Global Funding, Ltd., 1.64%, 8/17/09        9,068,357
4,534,178 CME Group, Inc., 1.44%, 8/6/09                         4,534,178
8,905,126 American Honda Finance Corp., 1.29%, 7/14/09           8,905,126
9,068,357 HSBC Bank, Inc., 1.64%, 8/14/09                        9,068,357
2,267,089 IBM, 1.47%, 9/25/09                                    2,267,089
8,161,521 MetLife Global Funding, 1.71%, 6/12/09                 8,161,521
8,161,521 New York Life Global, 1.37%, 9/4/09                    8,161,521
7,708,103 Westpac Banking Corp., 0.94%, 6/1/09                   7,708,103
                                                                $57,874,251
          Tri-party Repurchase Agreements:
27,205,070Deutsche Bank, 0.21%, 4/1/09                          $27,205,070
7,545,689 Barclays Capital Markets, 0.2%, 4/1/09                 7,545,689
                                                                $34,750,758
Shares
          Money Market Mutual Fund:
9,068,357 JPMorgan, U.S. Government Money Market Fund           $9,068,357
                                                                $9,068,357
          Total Securities Lending Collateral                   $185,336,001
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $437,261,001)                                  $437,261,001
          TOTAL INVESTMENT IN SECURITIES - 105.3%
          (Cost  $4,080,835,936) (a)                          $3,048,592,407
          OTHER ASSETS AND LIABILITIES - (5.3)%               $(154,276,901)
          TOTAL NET ASSETS - 100.0%                           $2,894,315,506


(A.D.R.)  American Depositary Receipt

*         Non-income producing security.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $4,080,835,936 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $56,334,264

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (1,088,577,793)

          Net unrealized loss                                $(1,032,243,529)

(b)       At March 31, 2009, the following securities were out on loan:

Shares                         Description                          Value
7,100     3M Co.                                                $ 353,012
3,500     Anglo American Plc                                       29,855
400       Astrazeneca Plc (Sponsored A.D.R.)                       14,180
1,949,400 BorgWarner, Inc.                                       39,572,820
200,000   Bristol-Myers Squibb Co.                               4,384,000
1,069,040 Bunge Ltd.                                             60,561,116
34,800    Canadian National Railway Co.                          1,243,810
50,000    Canadian Pacific Railway Ltd.                          1,481,500
2,133,100 Cemex SA (A.D.R.) *                                    13,331,875
141,425   ENSCO International, Inc.                              3,733,620
67,200    FedEx Corp.                                            2,989,728
329,700   Home Depot, Inc.                                       7,767,732
22,000    ITT Corp.                                               846,340
7,200     Kimberly-Clark Corp.                                    331,992
300,000   Nokia Corp. (A.D.R.)                                   3,501,000
50,000    United Technologies Corp.                              2,149,000
1,289,400 The Walt Disney Co.                                    23,415,504
          Total                                                 $165,707,084

(c)       Security lending collateral is managed by Credit Suisse.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs
                                                                Investments
							      in Securities
Level 1 - Quoted Prices                                      $2,620,399,763
Level 2 - Other Significant Observable Inputs                 428,192,644
Level 3 - Significant Unobservable Inputs                         0
Total                                                        $3,048,592,407


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.